Other Operating Income And Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Other Operating Expenses
Other operating expenses for the first half of 2021 included €643 million of expenses relating to the alliance with Regeneron (versus €525 million in the first half of 2020), as shown in the table below.

(€ million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance	(521)	(341)	(727)
Additional share of profit paid by Regeneron towards development costs	51	35	75
Reimbursement to Regeneron of selling expenses incurred	(116)	(176)	(349)
Total: Monoclonal Antibody Alliance	(586)	(482)	(1,001)
Immuno-Oncology Alliance	37	44	89
Other (mainly Zaltrap®)	(6)	(8)	(14)
Other operating income/(expenses), net related to Regeneron Alliance	(555)	(446)	(926)
of which amount presented in Other operating income	88	79	164